RELATED PARTY TRANSACTIONS - Other Income From Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Other income from related parties	$ 2,741	$ 4,216	$ 2,520
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Other income from related parties	2,281	2,214	1,548
Hollycon [Member]
Related Party Transaction [Line Items]
Other income from related parties	$ 460	880	$ 972
Hollysys Intelligent [Member]
Related Party Transaction [Line Items]
Other income from related parties		$ 1,122